Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2007 Ministry of Production in Italy [Member]	Dec. 31, 2012 Ministry of Production in Italy [Member]	Dec. 31, 2011 Ministry of Production in Italy [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 760	$ 1,600	$ 2,300
Royalty commitment, percent of funded product sales	3.00%
Royalty commitment, maximum percent of grant linked to product sales	100.00%
Contingent liability, maximum potential royalty payment	235
Proceeds from issuance of debt and other				585
Percent of proceeds considered a grant				36.50%
Percent of proceeds considered long-term debt				63.50%
Maturity date				Sep. 30, 2018
Debt instrument, minimum interest rate				0.87%
Long-term debt	$ 498	$ 5,938			$ 210	$ 245